OPERATING LEASES - Schedule of Future Minimum Operating Lease Revenue Receipts (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 56,650
2025	39,884
2026	342
2027	0
2028 and thereafter	0
Total	$ 96,876